                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2009

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):        [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Markel Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas S. Gayner
Title:  Chief Investment Officer
Phone:  804-527-3806

Signature, Place, and Date of Signing:

/s/ Thomas S. Gayner       Richmond, VA               8/14/2009
-------------------------  -------------------------  ------------------------
[Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:          110

Form 13F Information Table Value Total:  $ 1,137,232
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number   Name
---  --------------------   ----
1    28-6056                Markel Gayner Asset Management Corporation

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
                                                      FORM 13F INFORMATION TABLE


                                                                                                         VOTING AUTHORITY
                                TITLE OF              VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER           CLASS       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ----------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM       88579y101     1803    30000 SH       SOLE                    30000
                                                       3089    51400 SH       DEFINED 01              49000              2400
Abbott Laboratories            COM       002824100     1021    21700 SH       DEFINED 01              21000               700
Accenture                      COM       g1150g111      335    10000 SH       SOLE                    10000
                                                       3741   111800 SH       DEFINED 01             100000             11800
Aflac                          COM       001055102     3264   105000 SH       SOLE                   105000
Alleghany Corporation          COM       017175100     1128     4161 SH       SOLE                     4161
Altria                         COM       02209S103     1913   116700 SH       DEFINED 01             114500              2200
American Express               COM       025816109      232    10000 SH       SOLE                    10000
                                                       9026   388369 SH       DEFINED 01             339000             49369
Automatic Data Processing      COM       053015103    10862   306500 SH       DEFINED 01             300700              5800
Bank of America                COM       060505104     9365   709489 SH       DEFINED 01             655000             54489
Bank of New York Mellon Corp   COM       064058100       88     3019 SH       SOLE                     3019
                                                       5945   202830 SH       DEFINED 01             184907             17923
Berkshire Hathaway Class B     COM       084670207    22303     7702 SH       SOLE                     7702
                                                      68719    23731 SH       DEFINED 01              22298              1433
Berkshire Hathaway, Inc.       COM       084670108    24750      275 SH       SOLE                      275
                                                      56070      623 SH       DEFINED 01                585                38
Brookfield Asset Management    COM       112585104     5121   300000 SH       SOLE                   300000
                                                      47839  2802539 SH       DEFINED 01            2590548            211991
Brookfield Infrastructure Part COM       G16252101       90     7288 SH       SOLE                     7288
                                                        660    53539 SH       DEFINED 01              50613              2926
Brown & Brown                  COM       115236101     3587   180000 SH       SOLE                   180000
                                                       3700   185628 SH       DEFINED 01             185628
Brown Forman Class A           COM       115637100    13114   283860 SH       DEFINED 01             281000              2860
Brown-Forman Class B           COM       115637209     3050    70965 SH       DEFINED 01              70250               715
CME Group Inc                  COM       12572q105      311     1000 SH       SOLE                     1000
                                                       3942    12670 SH       DEFINED 01              12000               670
Campbell Soup Co               COM       134429109     1030    35000 SH       DEFINED 01              35000
Carmax                         COM       143130102     2352   160000 SH       SOLE                   160000
                                                      76086  5175906 SH       DEFINED 01            4803070            372836
Caterpillar Inc                COM       149123101     7807   236300 SH       DEFINED 01             230000              6300
Charles Schwab                 COM       808513105     8863   505300 SH       DEFINED 01             505000               300
Cintas Corp                    COM       172908105     1599    70000 SH       DEFINED 01              70000
Coca Cola Co                   COM       191216100      912    19000 SH       DEFINED 01              14000              5000
Comcast                        COM       20030N101      934    64600 SH       DEFINED 01                                64600
Costco                         COM       22160K105      229     5000 SH       SOLE                     5000
                                                        304     6650 SH       DEFINED 01               5000              1650
Diageo PLC                     COM       25243Q205    18807   328500 SH       SOLE                   328500
                                                      53217   929558 SH       DEFINED 01             861500             68058
Disney                         COM       254687106     4666   200000 SH       SOLE                   200000
                                                      30151  1292383 SH       DEFINED 01            1202500             89883
Emerson Electric               COM       291011104     5680   175300 SH       DEFINED 01             158000             17300



                                                      FORM 13F INFORMATION TABLE


                                                                                                         VOTING AUTHORITY
                                TITLE OF              VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER           CLASS       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ----------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Enterprise GP Holdings         COM         293716106      251    10000 SH       SOLE                    10000
                                                         3950   157200 SH       DEFINED 01             150000              7200
Exxon Corporation              COM         302290101    13968   199800 SH       SOLE                   199800
                                                        12541   179393 SH       DEFINED 01             165000             14393
Fairfax Financial Holdings Ltd COM         303901102    69722   279459 SH       SOLE                   279459
Federated Investors            COM         314211103      241    10000 SH       SOLE                    10000
                                                         3999   166000 SH       DEFINED 01             165000              1000
Fidelity National Financial    COM         31620R105     6344   468850 SH       SOLE                   468850
                                                        17381  1284650 SH       DEFINED 01            1194150             90500
Forest City Enterprises Class  COM         345550107     5573   844367 SH       DEFINED 01             812400             31967
Fortune Brands                 COM         349631101      893    25700 SH       DEFINED 01              25000               700
General Dynamics               COM         369550108    21797   393518 SH       DEFINED 01             370000             23518
General Electric               COM         369604103     3457   295000 SH       SOLE                   295000
                                                        39302  3353384 SH       DEFINED 01            3160000            193384
Goldman Sachs                  COM         38141G104     1474    10000 SH       DEFINED 01              10000
Home Depot                     COM         437076102      473    20000 SH       SOLE                    20000
                                                        22797   964732 SH       DEFINED 01             900000             64732
Illinois Tool Works            COM         452308109     9074   243023 SH       DEFINED 01             220000             23023
Intel                          COM         458140100      993    60000 SH       SOLE                    60000
                                                         3216   194342 SH       DEFINED 01             170000             24342
International Business Machine COM         459200101     1044    10000 SH       SOLE                    10000
                                                         1102    10550 SH       DEFINED 01              10000               550
International Game Technology  COM         459902102     3975   250000 SH       SOLE                   250000
                                                        14178   891727 SH       DEFINED 01             810000             81727
Investors Title Company        COM         461804106     6154   228850 SH       DEFINED 01             213300             15550
Johnson and Johnson            COM         478160104    15904   280000 SH       SOLE                   280000
                                                        14671   258295 SH       DEFINED 01             242200             16095
Leucadia National Corp         COM         527288104     6821   323400 SH       DEFINED 01             315000              8400
Lowes                          COM         548661107     1844    95000 SH       SOLE                    95000
                                                         4004   206300 SH       DEFINED 01             170000             36300
Manpower Inc.                  COM         56418H100      296     7000 SH       SOLE                     7000
                                                         3091    73000 SH       DEFINED 01              73000
Marriott International         COM         571903202     3973   180000 SH       SOLE                   180000
                                                        27185  1231776 SH       DEFINED 01            1090000            141776
McDonalds                      COM         580135101     1432    24900 SH       DEFINED 01              20000              4900
McGraw-Hill Companies          COM         580645109     6624   220000 SH       DEFINED 01             220000
Microsoft                      COM         594918104      777    32690 SH       DEFINED 01              20000             12690
Nike                           COM         654106103     2599    50200 SH       DEFINED 01              50000               200
Northern Trust Corp            COM         665859104     7515   140000 SH       DEFINED 01             140000
NuStar GP Holdings             COM         67059L102    13555   586300 SH       DEFINED 01             576500              9800
Pepsico                        COM         713448108     1869    34000 SH       DEFINED 01              33300               700
Philip Morris International    COM         718172109     5090   116700 SH       DEFINED 01             114500              2200
Plum Creek Lumber MLP          COM         729251108     4467   150000 SH       SOLE                   150000
                                                         6144   206300 SH       DEFINED 01             200000              6300
Procter & Gamble               COM         742718109      879    17200 SH       DEFINED 01              17000               200
Progressive Corp               COM         743315103      703    46516 SH       DEFINED 01              46516
RLI Corporation                COM         749607107    27732   619016 SH       DEFINED 01             598636             20380
SAP Aktiengesellschaft         COM         803054204     3919    97500 SH       DEFINED 01              95000              2500
SL Green Corp                  COM         78440x101     1094    47700 SH       DEFINED 01              45000              2700


                                                      FORM 13F INFORMATION TABLE


                                                                                                         VOTING AUTHORITY
                                TITLE OF              VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER           CLASS       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ----------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Schlumberger                   COM         806857108     2110    39000 SH       DEFINED 01              38000              1000
State Street Corp              COM         857477103     1907    40400 SH       DEFINED 01              40400
Sysco Corp                     COM         871829107     1911    85000 SH       SOLE                    85000
                                                        16201   720703 SH       DEFINED 01             640000             80703
T.Rowe Price                   COM         74144T108      458    11000 SH       SOLE                    11000
                                                         7480   179500 SH       DEFINED 01             179000               500
United Parcel Service          COM         911312106     3475    69520 SH       SOLE                    69520
                                                        31922   638567 SH       DEFINED 01             583480             55087
W.P. Carey                     COM         92930Y107    21520   861500 SH       DEFINED 01             845200             16300
Wal-Mart Stores                COM         931142103     5640   116425 SH       SOLE                   116425
                                                        35700   737003 SH       DEFINED 01             664575             72428
Walgreen                       COM         931422109     2230    75860 SH       DEFINED 01              75000               860
Washington Post Co             COM         939640108     1902     5400 SH       DEFINED 01               5200               200
Washington Real Estate Investm COM         939653101     9115   407475 SH       DEFINED 01             390300             17175
White Mountains                COM         G9618E107     8607    37600 SH       SOLE                    37600
                                                        12796    55900 SH       DEFINED 01              55900
Yum! Brands Inc                COM         988498101      807    24200 SH       DEFINED 01              20000              4200
Level 3 Communications         CONV        52729NBM1    29656 25000000 PRN      SOLE                 25000000